16. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Mineral exploration expenses	[1]	$ 72,239	$ 24,952	$ 80,343
Portugal
Statement [Line Items]
Non-current assets		213,934	213,415
Mineral exploration expenses		25,651	24,952
Kosovo
Statement [Line Items]
Non-current assets		540,932	14,155
Mineral exploration expenses		46,678	0
All
Statement [Line Items]
Non-current assets		754,866	227,570
Mineral exploration expenses		$ 72,329	$ 24,952

[1]	Note 5.